BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2—BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated financial statements have been prepared in accordance with existing accounting principles generally accepted in the United States of America (“GAAP”), under the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).
For the year ended December 31, 2021, the consolidated financial statements reflect the consolidated results of operations, comprehensive income (loss), cash flows, and changes in equity of Nerdy LLC and its wholly-owned subsidiaries for the period of January 1, 2021 through September 20, 2021, the Closing Date of the Reverse Recapitalization, and the consolidated results of operations, comprehensive income (loss), cash flows, and changes in stockholders’ equity of Nerdy Inc. and its consolidated subsidiaries, including Nerdy LLC, for the period of September 21, 2021 through December 31, 2021. The consolidated balance sheet at December 31, 2021 presents the financial condition of Nerdy Inc. and its consolidated subsidiaries, including Nerdy LLC, and reflects the initial recording of the assets and liabilities of Nerdy Inc. at their historical cost (see Note 4).
For the years ended December 31, 2020 and 2019, the consolidated financial statements present the consolidated results of operations, comprehensive income (loss), cash flows, and changes in equity of Nerdy LLC. The consolidated balance sheet as of December 31, 2020 presents the financial condition of Nerdy LLC and its wholly-owned subsidiaries.
In accordance with Accounting Standards Codification (“ASC”) Topic 805, “Business Combinations” the historical equity of Nerdy LLC has been recast in all periods up to the Closing Date, to reflect the number of shares of Nerdy Inc.’s Class A Common Stock and Class B Common Stock issued to Legacy Nerdy Holders in connection with the Reverse Recapitalization. The Company recast the units outstanding related to the historical Nerdy LLC preferred units and common units (the “Historical Nerdy LLC Equity”) prior to the Reverse Recapitalization as common equity of Nerdy Inc., reflecting the exchange ratio of
1-for-0.64,
pursuant to the Business Combination Agreement. The consolidated financial statements and related notes thereto give effect to the conversion for all periods presented, without any change to par value or per unit amounts. The consolidated financial statements do not necessarily represent the capital structure of Nerdy Inc. had the Reverse Recapitalization occurred in prior periods. The Company has not made retroactive adjustments related to the historical book values of Historical Nerdy LLC Equity as the adjustments were considered immaterial.
For the year ended December 31, 2021, $3,779 of the consolidated net losses of Nerdy LLC were attributable to the Class A Common Stockholders, and reflects the Class A Common Stockholders’ absorption of a portion of the consolidated net losses of Nerdy LLC for the period of September 21, 2021 through December 31, 2021. For the year ended December 31, 2021, $3,354 of the consolidated net losses of Nerdy LLC were attributable to the NCI, and reflects the Legacy Nerdy Holders’ absorption of a portion of the consolidated net losses of Nerdy LLC for the period of September 21, 2021 through December 31, 2021. For the year ended
December 31, 2021, $23,546 of the consolidated net losses of Nerdy LLC were attributable to the Legacy Nerdy Holders to reflect their absorption of 100% of the consolidated net losses of Nerdy LLC pertaining to the period of January 1, 2021 through September 20, 2021, the Closing Date of the Reverse Recapitalization. For the years ended December 31, 2020 and 2019, net losses of $24,663 and $22,439, respectively, were attributable to the Legacy Nerdy Holders to reflect their absorption of 100% of Nerdy LLC’s net losses pertaining to the periods prior to the Reverse Recapitalization.
Principles of Consolidation
For the period of September 21, 2021 through December 31, 2021, the consolidated financial statements comprise the accounts of the Company and its consolidated subsidiaries, including Nerdy LLC. In determining the accounting of Nerdy Inc.’s interest in Nerdy LLC after the Reverse Recapitalization, management concluded Nerdy LLC was not a variable interest entity as defined by ASC Topic 810, “Consolidation,” and as such, Nerdy LLC was evaluated under the voting interest model. As Nerdy Inc. has the right to appoint a majority (three of the five) managers of Nerdy LLC, Nerdy Inc. controls Nerdy LLC, and therefore, the financial results of Nerdy LLC and its subsidiaries, after the completion of the Reverse Recapitalization on September 20, 2021, are consolidated with and into Nerdy’s Inc.’s financial statements. All intercompany accounts and transactions among the Company and its consolidated subsidiaries have been eliminated.
For the days and periods prior to Reverse Recapitalization, the consolidated financial statements of the Company comprise the accounts of Nerdy LLC and its wholly-owned subsidiaries. All intercompany accounts and transactions among Nerdy LLC and its consolidated subsidiaries were eliminated.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities; the disclosure of contingent liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reporting periods. Significant estimates, assumptions, and judgments are used for, but not limited to: revenue recognition, stock-based compensation expense, the valuation of the Warrants, Earnouts, and the Founder’s Award (as defined in Note 18), useful lives assigned to long-lived assets and definite-lived intangibles for depreciation and amortization, impairment of goodwill, long-lived assets and definite-lived intangible assets, the valuation of acquired intangible assets, internal-use
software, and website development costs. The Company bases its estimates on historical experience, knowledge of current business conditions, and various other factors it believes to be reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions the Company may undertake in the future. Actual results could differ from these estimates, and such differences could be material to its financial position and operating cash flows.
Segment Information
The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s chief executive officer, in determining how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements. Substantially all of the Company’s net assets and operations are located within the U.S.
Fair Value
The Company holds certain items that are required to be disclosed at fair value (see Note 14). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A three-level hierarchy is followed for disclosure to show the extent and level of judgment used to estimate fair value measurements:
Level 1—Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date.
Level 2—Inputs used to measure fair value, other than quoted prices included in Level 1, are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data from actively quoted markets for substantially the full term of the financial instrument.
Level 3—Inputs used to measure fair value are unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.
Foreign Currency Translation
The Company operates foreign businesses in the United Kingdom and Canada. The functional currencies of these businesses are the local currencies. Adjustments from the translation of foreign currency into U.S. dollars for balance sheet amounts are based on exchange rates as of the balance sheet date. Revenues and expenses are translated at average exchange rates during the period. Foreign currency translation gains or losses are included in “Accumulated other comprehensive income” as a component of “Stockholders’ Equity (Deficit)” on the Consolidated Balance Sheets.
Revenue Recognition and Deferred Revenue
The Company recognizes revenues from its services as performance obligations are satisfied. Performance obligations are satisfied throughout the term of its contracts with Learners and institutions, who are the Company’s customers, when they are provided services. Revenue is recognized in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.
The Company generates revenue by selling services to Learners and institutions for one-on-one
instruction and classes that are fulfilled by Experts, who deliver instruction on the Company’s behalf through its proprietary Live Learning Platform.
The Company’s revenues from contracts with Learners, which are short-term duration of generally one year or less, are recognized from one-on-one
and class services as performance obligations are satisfied. Given the customer receives benefit from the completion of each session (as Learners are not obligated to meet with the same Expert for a minimum number of sessions), the Company has concluded that each session is a separate performance obligation. Revenue is recognized and deferred revenue is relieved on the date services are delivered to Learners in an amount that reflects the consideration the Company is contractually entitled to receive in exchange for those services.
Cash for the purchase of services by Learners is generally collected in advance (at one time or in installments) and recorded to deferred revenue until the services are used by the Learner. With respect to installment sales, the first installment payment is collected at the time of sale with the subsequent payment typically due thirty days later. Per the terms of the contract, purchased services can be redeemed up to one year from the date of the first payment. The Company recognizes revenue for unredeemed payments for services over the life of the agreement with the customer based on historical customer usage patterns. The Company estimates the amount in which and the period of time over which payments for services are not redeemed using historical usage and redemption patterns. These estimates are reassessed each reporting period.
The Company’s revenues from contracts with institutions, which are short-term duration of generally one year or less, are recognized from one-on-one
and class services as performance obligations are satisfied. Given the institutions receive benefit from the completion of each session (as institutions are not obligated to meet with the same Expert for a minimum number of sessions), the Company has concluded that each session is a separate performance obligation. Revenue is recognized, and to the extent cash for the purchase of services by institutions is collected in advance (at one time or in installments), deferred revenue is relieved on the date services are delivered to the institutions in an amount that reflects the consideration the Company is contractually entitled to receive in exchange for those services. For institutions that do not pay in advance, the Company typically invoices these institutions on a monthly basis for each session provided, with amounts recorded to accounts receivable, net of any related allowance for doubtful accounts.
Per the terms of the contract, services purchased by institutions can be redeemed up to one year from the date of the first payment. To the extent cash for the purchase of services by institutions is collected in advance, the Company recognizes revenue for unredeemed payments for services over the life of the agreement with institutions based on usage. The Company estimates the amount in which and the period of time over which payments for services are not redeemed using historical usage and redemption patterns. These estimates are reassessed each reporting period.
The Company provides a significant service of integrating instruction services, which are provided by Experts on the Company’s behalf through its platform, using its curation and matching technologies and features in order to deliver a combined output to meet its performance obligation to Learners. The Company is primarily responsible for the services provided and sets pricing. The Company determined that collectively, these factors reflect that it is the principal in transactions with Learners and institutions.
The Company does not have any incremental costs to obtain or fulfill a contract that would require capitalization. The Company elected as a practical expedient, not to disclose additional information about unsatisfied performance obligations for contracts with customers that have an expected duration of one year or less.
On January 1, 2019, the Company adopted ASU
2014-09,
“Revenue from Contracts with Customers (Topic 606),” using the modified retrospective method applied to those contracts which were not completed as of the date of adoption. The Company recorded an adjustment to accumulated deficit as of January 1, 2019, to reflect the application of its updated revenue recognition policy, primarily related to the accounting for unredeemed payments for services, which are now recognized over the expected customer usage period rather than at the end of the contract period. The cumulative adjustment resulted in a decrease of $16,767 to “Accumulated deficit” and “Deferred revenue” on the consolidated balance sheet. Revenue for reporting periods beginning January 1, 2019 are presented under ASC Topic 606, resulting in a decrease in “Deferred revenue” of $3,911 and a corresponding increase in “Revenue,” as of and for the year ended December 31, 2019, due to revenue from unredeemed payments for services being recognized in accordance with ASC Topic 606.
Cost of Revenue
Cost of revenue includes the cost of Experts, who provide services to Learners on the Company’s behalf, amortization of capitalized technology costs, including stock-based compensation, and other costs required to deliver services to Learners and institutions. Expert costs are recognized as services are provided to Learners.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and investments with original maturities of three months or less. The Company’s cash and cash equivalents, which consist of cash at financial institutions, are stated at cost and approximate fair value.
Restricted Cash
The Company classifies certain restricted cash balances within “Other current assets” and “Other assets” on the Consolidated Balance Sheets. Restricted cash consists of cash collateralized letters of credit in support of its corporate office leases and cash deposits due to Legacy Nerdy LLC Holders in exchange for their Historical Nerdy LLC Equity. Restricted cash amounts for contractual obligations with an expected duration of less than one year and more than one year are reported as “Other current assets” and “Other assets,” respectively, on the Consolidated Balance Sheets. For additional information, see Note 9.
Accounts Receivable, Net
The Company’s accounts receivables relate to sales of services which have not been collected and contractual amounts due to the Company. A receivable is considered past due if payments have not been received within the agreed upon invoice terms.
Allowance for Doubtful Accounts
The Company assesses the creditworthiness of its customers based on multiple sources of information, and analyzes factors such as historical bad debt experience and economic trends. Accounts receivable are written off as a decrease to the allowance for doubtful accounts when all collection efforts have been exhausted and an account is deemed uncollectible.
Prepaid Expenses
Prepaid expenses are stated at historical cost, net of any related amortization, and consist of amounts paid in advance for insurance, rent, advertising, and other operating costs, which are of continuing benefit to the Company. The amounts reported as assets on the Consolidated Balance Sheets within “Other current assets” were $3,590 and $574 as of December 31, 2021 and 2020, respectively.
Fixed Assets, Net
Expenditures for fixed assets are capitalized and primarily include costs related to software developed or acquired for internal use and purchases of furniture and equipment. Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets. Depreciation of fixed assets other than capitalized internal use software is included in “General and administrative expenses” in the Consolidated Statements of Operations. Estimated useful lives range from one to seven years for furniture and fixtures; the shorter of lease term or seven years for leasehold improvements; one to three years for office equipment; and one to four years for other fixed assets. Repair and maintenance costs are expensed as incurred. Any gains and losses incurred on the sale or disposals of assets are included in “General and administrative expenses” in the Consolidated Statements of Operations.
The Company capitalizes certain costs, including stock-based compensation, associated with software developed or obtained for internal use and website and application development. The Company capitalizes development stage internal and external costs. These costs are capitalized when management has authorized and committed project funding and it is probable that the project will be completed, and the software will be used as intended. Once the software is ready for its intended use it is placed into service and such costs are amortized on a straight-line basis within “Cost of revenue” in the Consolidated Statements of Operations, generally over a four year estimated useful life of the related asset. Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized and amortized over the estimated useful life of the upgrades.
For additional information on fixed assets and internal use software, see Note 10.
Goodwill
Goodwill recorded by the Company relates to the assets of a previously acquired business. Goodwill represents the excess of the fair value of purchase consideration paid over the estimated fair value of assets acquired and liabilities assumed in a business combination. Goodwill and intangible assets acquired are recorded at fair market value under the acquisition method of accounting as of the acquisition date. As of December 31, 2021 and 2020, “Goodwill” reported on the Consolidated Balance Sheets was $5,717.
Intangible Assets
Intangible assets consist solely of definite-lived trade names. Intangible assets acquired are recorded at fair market value under the acquisition method of accounting as of the acquisition date. Amortization of the definite-lived intangible assets is provided on a straight-line basis over 10 years and is included in “General and administrative expenses” in the Consolidated Statements of Operations. For additional information on intangible assets, see Note 11.
Recoverability of Assets
The Company continually evaluates whether events or circumstances have occurred which might impair the recoverability of the carrying value of its assets, including property, identifiable intangibles, and goodwill. The Company groups assets at the lowest level for which cash flows are separately identifiable. In general, an asset group is deemed impaired and written down to its fair value if estimated related undiscounted future cash flows are less than its carrying amount.
The Company conducts a definite-lived asset impairment assessment when events or changes in circumstances indicate that the carrying value of an asset group may not be recoverable. For the years ended December 31, 2021, 2020, and 2019, the Company concluded there were no events or changes in circumstances indicate that would indicate an impairment of its definite-lived assets.
The Company conducts a goodwill impairment qualitative assessment for its single reporting unit during the fourth quarter of each year following the annual forecasting process, or more frequently if facts and circumstances indicate that goodwill may be impaired. The goodwill impairment qualitative assessment requires an analysis to determine if it is more likely than not that the fair value of the reporting unit is less than the carrying amount. If adverse qualitative trends are identified that could negatively impact the fair value of the reporting unit to the extent that it is more likely than not that the fair value of the reporting unit is below its carrying value, a quantitative goodwill impairment test would be performed. The Company’s qualitative assessment requires management to make judgments surrounding macroeconomic, industry and market factors, as well as the overall condition and performance of the Company, and other relevant entity-specific events.
For the years ended December 31, 2021, 2020, and 2019, the Company conducted qualitative goodwill impairment assessments and concluded there were no impairments of goodwill as of December 31, 2021, 2020, and 2019.
These fair value measurements fall within Level 3 of the fair value hierarchy as described in Note 14.

Stock-based Compensation
The Company recognizes the cost of services received in exchange for awards of equity instruments based on the grant-date fair value of equity awards. That cost is recognized straight-line or graded (when applicable) over the period during which the employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). Any forfeitures of stock-based compensation are recorded as they occur. See Note 18 for disclosures related to stock-based compensation.
Marketing Expense
Marketing expenses primarily include media costs, including television, radio, podcasts, paid social, paid search, and other paid channels. Costs associated with the delivery of the Company’s large group classes, including celebrity-led
StarCourse
costs, and expenditures across new marketing channels to drive brand awareness and reach, are also included in marketing expenses. Marketing costs are expensed as incurred by the Company within “Sales and marketing expenses” in the Consolidated Statements of Operations. Advertising expenses were $44,393, $29,293, and $20,550 for the years ended December 31, 2021, 2020, and 2019, respectively.
Income Taxes
For days and periods prior to the Reverse Recapitalization, Nerdy LLC was a partnership. As such, its net taxable income or loss and any related tax credits were allocated to its members.
Subsequent to the Reverse Recapitalization, Nerdy Inc. holds an economic interest in Nerdy LLC (see Note 1), which is treated as a partnership for U.S. federal income tax purposes. As a partnership, Nerdy LLC is itself generally not subject to U.S. federal income tax under current U.S. tax laws, and any taxable income or loss is passed through and included in the taxable income or loss of its members, including Nerdy Inc. Nerdy Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to its distributive share of net taxable income or loss and any related tax credits of Nerdy LLC. Nerdy Inc. is also subject to taxes in foreign jurisdictions in which it operates.
The Company provides for income taxes and the related accounts under the asset and liability method. Income tax expense, deferred tax assets and liabilities, and reserves for unrecognized tax benefits reflect management’s best assessment of estimated current and future taxes to be paid. Nerdy Inc. is subject to income taxes predominantly in the U.S. These tax laws are often complex and may be subject to different interpretations.
Deferred income taxes arise from temporary differences between the financial statement carrying amount and the tax basis of assets and liabilities, and are measured using the enacted tax rates expected to be in effect during the year in which the basis difference reverses. In evaluating the ability to recover its deferred tax assets within the jurisdiction from which they arise, the Company considers all available positive and negative evidence. If based upon all available positive and negative evidence, it is more likely than not that the deferred tax assets will not be realized, a valuation allowance is established. The valuation allowance may be reversed in a subsequent reporting period if the Company determines that it is more likely than not that all or part of the deferred tax asset will become realizable.
The Company’s interpretations of tax laws are subject to review and examination by various taxing authorities and jurisdictions where the Company operates, and disputes may occur regarding its view on a tax position. These disputes over interpretations with the various tax authorities may be settled by audit, administrative appeals, or adjudication in the court systems of the tax jurisdictions in which the Company operates. The Company regularly reviews whether it may be assessed additional income taxes as a result of the resolution of these matters, and the Company records additional reserves as appropriate. Additionally, the
As a result of the Reverse Recapitalization (see Note 1), the Company has issued and outstanding Warrants and Earnouts. The Company evaluates the Warrants and Earnouts, to determine if such instruments should be considered stock-based compensation, pursuant to ASC Topic 718, and if not in the scope of ASC 718, if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC Topic 480 and ASC Topic 815. The classification of whether the instrument should be classified stock-based compensation or a derivative instrument, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
Warrants and Earnouts issued to
non-employees
(the
“Non-employee
Warrants” and the
“Non-employee
Earnouts,” respectively) were not classified as stock-based compensation as there was no condition of employment such that the granting of the shares does not represent compensation. The
Non-employee
Warrants and
Non-employee
Earnouts are classified as derivative liabilities under ASC Topic 480 or ASC Topic 815. Derivative Warrant and Earnout liabilities are classified as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. Public Warrants to non-employees
are measured at fair value on recurring basis, using the market approach based upon the quoted market price of Nerdy Inc.’s Public Warrants at the end of each reporting period. Private Placement Warrants, FPA Warrants, and OpCo Warrants issued to non-employees
are measured at fair value on a recurring basis based upon the quoted price for similar liabilities (Public Warrants issued to non-employees)
in active markets as of the end of each period.
Non-employee
Earnouts are measured at fair value on recurring basis, using the Monte Carlo Option Pricing Method at the end of each reporting period.
For additional information on the
Non-employee
Warrants and
Non-employee
Earnouts, see Notes 13 and 14. The Company does not offset derivative assets and liabilities within the Consolidated Balance Sheets.
Defined Contribution Plan
The Company sponsors a defined contribution 401(k) plan under which it makes matching contributions. The Company expensed $337, $138, and $269 for the years ended December 31, 2021, 2020, and 2019, respectively.